Consolidated statement of cash flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Profit before tax	[1],[2]	$ 21,657	$ 8,780
Adjustments for non-cash items:
Depreciation, amortisation and impairment	[2]	1,591	1,894
Net loss/(gain) from investing activities	[2]	(41)	173
Share of profits in associates and joint ventures	[1],[2]	(1,583)	(1,449)
(Gain)/loss on disposal of subsidiaries, businesses, associates and joint ventures	[2]	3,604	71
Change in expected credit losses gross of recoveries and other credit impairment charges	[2]	1,482	1,242
Provisions including pensions	[2]	148	201
Share-based payment expense	[2]	228	177
Other non-cash items included in profit before tax	[2]	(1,661)	82
Elimination of exchange differences	[2],[3]	(6,558)	48,921
Change in operating assets	[2]	(52,745)	19,713
Change in operating liabilities	[2]	72,836	(35,752)
Dividends received from associates	[2]	124	60
Contributions paid to defined benefit plans	[2]	(87)	(102)
Tax paid	[2]	(1,664)	(1,264)
Net cash from operating activities	[2]	30,123	42,605
Cash flows from investing activities
Purchase of financial investments	[2]	(298,182)	(265,427)
Proceeds from the sale and maturity of financial investments	[2]	263,838	247,517
Net cash flows from the purchase and sale of property, plant and equipment	[2]	(329)	(589)
Net cash flows from purchase/(disposal) of customer deposits and loan portfolios	[2]	0	(3,756)
Net investment in intangible assets	[2]	(1,123)	(1,240)
Net cash flow on (acquisition)/disposal of subsidiaries, businesses, associates and joint ventures	[2],[4]	1,228	(525)
Net cash from investing activities	[2]	(34,568)	(24,020)
Cash flows from financing activities
Issue of ordinary share capital and other equity instruments	[2]	1,996	0
Cancellation of shares	[2]	(1,273)	(1,840)
Net sales/(purchases) of own shares for market-making and investment purposes	[2]	(823)	(443)
Net cash flow from change in stakes of subsidiaries	[2]	0	(197)
Redemption of preference shares and other equity instruments	[2]	(2,350)	(723)
Subordinated loan capital issued	[2]	2,744	2,659
Subordinated loan capital repaid	[2]	(1,044)	(11)
Dividends paid to shareholders of the parent company and non-controlling interests	[2]	(7,508)	(4,497)
Net cash from financing activities	[2]	(8,258)	(5,052)
Net increase in cash and cash equivalents	[2]	(12,703)	13,533
Cash and cash equivalents at the beginning of the period	[2]	521,671	574,032
Exchange differences in respect of cash and cash equivalents	[2]	8,565	(40,243)
Cash and cash equivalents at the end of the period	[2],[5]	$ 517,533	$ 547,322

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[3]	Adjustments to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[4]	The ‘Net cash flow on (acquisition)/disposal of subsidiaries, businesses, associates and joint ventures’ includes $1.2bn of net cash inflow on acquisition of Silicon Valley Bank UK Limited in March 2023.
[5]	Includes $7.5bn (1H22: $1.7bn) of cash and cash equivalents classified as held for sale.